Fixed Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fixed Assets
Fixed Assets, gross	$ 894,627		$ 894,627		$ 4,335
Less accumulated depreciation	(99,939)		(99,939)		(678)
Fixed Assets, net	794,688		794,688		3,657
Depreciation expense	7,253	$ 191	9,735	$ 395
Office equipment
Fixed Assets
Fixed Assets, gross	23,259		23,259		3,335
Medical equipment
Fixed Assets
Fixed Assets, gross	$ 123,095		$ 123,095		1,000
VSee Lab, Inc
Fixed Assets
Fixed Assets, gross					4,335
Less accumulated depreciation					(678)
Fixed Assets, net					$ 3,657
Useful life of asset					3 years
Depreciation expense					$ 678	$ 0
VSee Lab, Inc | Office equipment
Fixed Assets
Fixed Assets, gross					3,335
VSee Lab, Inc | Medical equipment
Fixed Assets
Fixed Assets, gross					$ 1,000
Useful life of asset					3 years